Inventories	12 Months Ended
Dec. 31, 2018
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Inventories
7.	Inventories

Inventories at the reporting date are as follows:

(In millions of won)	December 31, 2017		December 31, 2018
Finished goods	~~W~~	965,643	1,084,297
Work-in-process		748,592	856,388
Raw materials		344,997	554,720
Supplies		290,852	195,798

	~~W~~	2,350,084	2,691,203

For the years ended December 31, 2016, 2017 and 2018, the amount of inventories recognized as cost of sales and inventory write-downs included in cost of sales are as follows:

(In millions of won)	2016		2017	2018
Inventories recognized as cost of sales	~~W~~	22,754,270	22,424,661	21,251,305
Including: inventory write-downs		204,123	206,127	313,180

There were no significant reversals of inventory write-downs recognized during 2016, 2017 and 2018.